Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail) - R$ / shares					12 Months Ended
	Dec. 01, 2025	Aug. 13, 2025	Feb. 26, 2025	Aug. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Legal reserve as percentage of net income					5.00%	5.00%	5.00%
Minimum mandatory dividends as percentage of net income					25.00%	25.00%	25.00%
Interim dividends per share	R$ 1	R$ 0.3		R$ 0.25	R$ 0.3	R$ 0.25	R$ 0.25
Proposed dividends, per share			R$ 0.45		R$ 0.45		R$ 0.4
Statutory reserve as percentage of net income					25.00%	25.00%	25.00%